13. Segment Financial Information	12 Months Ended
Dec. 31, 2015
Notes
13. Segment Financial Information:

13.SEGMENT FINANCIAL INFORMATION:

The Company discloses segment information in accordance with FASB ASC 280.  FASB ASC 280 requires companies to determine segments based on how management makes decisions about allocating resources to segments and measuring their performance.  The Company operates in one reportable business segment.

The Company has five operating divisions which comprise its operations: Division I through Division V.  Each division is comprised of a number of branch offices that are aggregated based on vice president responsibility and geographical location.  Division I is comprised of offices located in South Carolina.  Division II is comprised of offices in North Georgia and Division III is comprised of South Georgia offices. Division IV represents our Alabama and Tennessee offices, and our offices in Louisiana and Mississippi encompass Division V.

Accounting policies of the divisions are the same as those of the Company described in the summary of significant accounting policies.  Performance of each division is measured based on objectives set at the beginning of each year and include various factors such as division profit, growth in earning assets and delinquency and loan loss management.  All division revenues result from transactions with third parties.  The Company does not allocate income taxes or corporate headquarter expenses to the any division.

Below is a performance recap of each of the Company's divisions for the year ended December 31, 2015 followed by a reconciliation to consolidated Company data.

Year 2015 (in millions)	Division I	Division II	Division III	Division IV	Division V	Total
Revenues:
Finance Charges Earned	$ 23.0	$ 33.4	$ 30.6	$ 33.0	$ 27.7	$ 147.7
Insurance Income	4.1	13.0	11.7	5.1	6.5	40.4
Other	.1	1.0	.9	2.4	1.1	5.5
	27.2	47.4	43.2	40.5	35.3	193.6
Expense
Interest Cost	1.7	3.1	2.9	3.0	2.2	12.9
Provision for Loan Losses	4.6	7.2	6.6	7.3	6.3	32.0
Depreciation	.5	.6	.5	.5	.6	2.7
Other	11.6	15.4	15.1	14.9	15.0	72.0
	18.4	26.3	25.1	25.7	24.1	119.6

Division Profit	$ 8.8	$ 21.1	$ 18.1	$ 14.8	$ 11.2	$ 74.0

Division Assets:
Net Receivables	$ 63.3	$ 107.9	$ 101.0	$ 107.0	$ 79.3	$ 458.5
Cash	.5	1.1	1.2	1.0	1.0	4.8
Net Fixed Assets	1.2	1.5	.8	1.3	1.5	6.3
Other Assets	.0	.0	.0	.2	.2	.4
Total Division Assets	$ 65.0	$ 110.5	$ 103.0	$ 109.5	$ 82.0	$ 470.0

RECONCILIATION:	2015 (in millions)
Revenues:
Total revenues from reportable divisions	$ 193.7
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	4.8
Timing difference of insurance income allocation to divisions	12.0
Other revenues not allocated to divisions	(2.2)
Consolidated Revenues	$ 208.4

Net Income:
Total profit or loss for reportable divisions	$ 74.0
Corporate earnings not allocated	14.7
Corporate expenses not allocated	(57.5)
Income taxes not allocated	(5.3)
Consolidated Net Income	$ 25.9

Assets:
Total assets for reportable divisions	$ 470.0
Loans held at corporate level	2.0
Unearned insurance at corporate level	(20.5)
Allowance for loan losses at corporate level	(33.5)
Cash and cash equivalents held at corporate level	55.9
Investment securities at corporate level	160.9
Equity method investment at corporate level	25.0
Fixed assets at corporate level	3.6
Other assets at corporate level	11.0
Consolidated Assets	$ 674.4

Below is a performance recap of each of the Company's divisions for the year ended December 31, 2014 followed by a reconciliation to consolidated Company data.

Year 2014 (in millions)	Division I	Division II	Division III	Division IV	Division V	Total
Revenues:
Finance Charges Earned	$ 22.0	$ 31.5	$ 29.9	$ 30.8	$ 25.8	$ 140.0
Insurance Income	4.1	12.4	11.2	6.2	6.3	40.2
Other	.1	1.6	1.4	1.5	1.5	6.1
	26.2	45.5	42.5	38.5	33.6	186.3
Expense
Interest Cost	1.5	2.9	2.8	2.7	2.0	11.9
Provision for Loan Losses	3.8	6.2	6.8	6.6	5.4	28.8
Depreciation	.5	.6	.5	.5	.5	2.6
Other	11.1	14.3	14.5	14.0	13.9	67.8
	16.9	24.0	24.6	23.8	21.8	111.1

Division Profit	$ 9.3	$ 21.5	$ 17.9	$ 14.7	$ 11.8	$ 75.2

Division Assets:
Net Receivables	$ 56.4	$ 104.1	$ 96.9	$ 101.3	$ 74.4	$ 433.1
Cash	.3	.6	.6	.5	.5	2.5
Net Fixed Assets	1.2	1.7	1.1	1.1	1.2	6.3
Other Assets	.0	.0	.0	.2	.1	.3
Total Division Assets	$ 57.9	$ 106.4	$ 98.6	$ 103.1	$ 76.2	$ 442.2

RECONCILIATION:	2014 (in millions)
Revenues:
Total revenues from reportable divisions	$ 186.3
Corporate finance charges earned not allocated to divisions	.1
Corporate investment income earned not allocated to divisions	4.5
Timing difference of insurance income allocation to divisions	7.8
Other revenues not allocated to divisions	1.0
Consolidated Revenues	$ 199.7

Net Income:
Total profit or loss for reportable divisions	$ 75.2
Corporate earnings not allocated	13.4
Corporate expenses not allocated	(51.1)
Income taxes not allocated	(4.2)
Consolidated Net Income	$ 33.3

Assets:
Total assets for reportable divisions	$ 442.2
Loans held at corporate level	1.9
Unearned insurance at corporate level	(18.1)
Allowance for loan losses at corporate level	(28.6)
Cash and cash equivalents held at corporate level	13.4
Investment securities at corporate level	155.6
Equity method investment at corporate level	26.1
Fixed assets at corporate level	3.9
Other assets at corporate level	9.2
Consolidated Assets	$ 605.6

Below is a performance recap of each of the Company's divisions for the year ended December 31, 2013 followed by a reconciliation to consolidated Company data.

Year 2013 (in millions)	Division I	Division II	Division III	Division IV	Division V	Total
Revenues
Finance Charges Earned	$ 19.8	$ 28.6	$ 28.0	$ 28.4	$ 23.9	$ 128.7
Insurance Income	3.6	11.8	10.7	5.5	5.9	37.5
Other	.1	2.1	1.9	1.4	1.8	7.3
	23.5	42.5	40.6	35.3	31.6	173.5
Expense
Interest Cost	1.4	2.8	2.8	2.6	1.9	11.5
Provision for Loan Losses	3.5	5.2	5.7	5.8	4.7	24.9
Depreciation	.4	.6	.5	.5	.5	2.5
Other	10.0	13.2	13.8	12.8	12.7	62.5
	15.3	21.8	22.8	21.7	19.8	101.4

Division Profit	$ 8.2	$ 20.7	$ 17.8	$ 13.6	$ 11.8	$ 72.1

Division Assets:
Net Receivables	$ 51.9	$ 98.7	$ 95.7	$ 94.5	$ 69.0	$ 409.8
Cash	.3	.6	.7	.5	.5	2.6
Net Fixed Assets	1.3	1.4	.9	1.3	1.2	6.1
Other Assets	.0	.0	.0	.1	.2	.3
Total Division Assets	$ 53.5	$ 100.7	$ 97.3	$ 96.4	$ 70.9	$ 418.8

RECONCILIATION:	2013 (in millions)
Revenues:
Total revenues from reportable divisions	$ 173.5
Corporate finance charges earned not allocated to divisions	.2
Corporate investment income earned not allocated to divisions	3.8
Timing difference of insurance income allocation to divisions	8.1
Other revenues not allocated to divisions	.4
Consolidated Revenues	$ 186.0

Net Income:
Total profit or loss for reportable divisions	$ 72.1
Corporate earnings not allocated	12.5
Corporate expenses not allocated	(46.2)
Income taxes not allocated	(4.0)
Consolidated Net Income	$ 34.4

Assets:
Total assets for reportable divisions	$ 418.8
Loans held at corporate level	1.9
Unearned insurance at corporate level	(17.5)
Allowance for loan losses at corporate level	(24.7)
Cash and cash equivalents held at corporate level	24.8
Investment securities at corporate level	135.9
Equity method investment at corporate level	10.2
Fixed assets at corporate level	2.7
Other assets at corporate level	9.7
Consolidated Assets	$ 561.8